Equity - Summary of Quarterly Distribution Of Interest On Capital (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Amount	$ 2,084	$ 154	$ 124
1 st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	May 07, 2018
Date of Payment	May 29, 2018
Amount	$ 184
2 nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Aug. 02, 2018
Date of Payment	Aug. 23, 2018
Amount	$ 173
3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Nov. 05, 2018
Date of Payment	Dec. 03, 2018
Amount	$ 352
4 th payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Dec. 18, 2018
Amount	$ 1,101
Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Feb. 27, 2019
Amount	$ 40
Common Shares [member]
Disclosure of classes of share capital [line items]
Amount	$ 507
Amount per Share	$ 0.0681
Common Shares [member] | 1 st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 105
Amount per Share	$ 0.0141
Common Shares [member] | 2 nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 99
Amount per Share	$ 0.0133
Common Shares [member] | 3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 201
Amount per Share	$ 0.0270
Common Shares [member] | 4 th payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 95
Amount per Share	$ 0.0128
Common Shares [member] | Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Amount	$ 7
Amount per Share	$ 0.0009
Preference Shares [member]
Disclosure of classes of share capital [line items]
Amount	$ 1,343
Amount per Share	$ 0.2397
Preference Shares [member] | 1 st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 79
Amount per Share	$ 0.0141
Preference Shares [member] | 2 nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 74
Amount per Share	$ 0.0133
Preference Shares [member] | 3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 151
Amount per Share	$ 0.0270
Preference Shares [member] | 4 th payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 1,006
Amount per Share	$ 0.1795
Preference Shares [member] | Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Amount	$ 33
Amount per Share	$ 0.0058